File No. 333-99679    CIK #1174341


                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                 Post-Effective
                               Amendment No. 4 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 366
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)

   ( X ) Check if it is proposed that this filing will become effective on January 24, 2007 pursuant to paragraph (b) of Rule 485.


Principal Protection Trust, Series 1

(Van Kampen Focus Portfolios, Series 366)

      Van Kampen Focus Portfolios, Series 366 includes the unit investment trust described above (the "Portfolio"). The Portfolio seeks to protect invested principal and to provide capital appreciation through an investment in a portfolio of zero-coupon U.S. Treasury securities and mutual funds. Of course, we cannot guarantee that the Trust will achieve its objective.


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
       UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The Date of this Prospectus is January 24, 2007


Part I of this Prospectus may not be distributed unless accompanied by Part II. Please retain both parts of this Prospectus for future reference.


                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 366
                      Principal Protection Trust, Series 1
                   Summary of Essential Financial Information
                             As of November 1, 2006
                         Sponsor: Van Kampen Funds Inc.
                     Supervisor: Van Kampen Asset Management
                          Trustee: The Bank of New York

                                                                                                           Principal
                                                                                                          Protection
                                                                                                             Trust
                                                                                                      -----------------
General Information
Number of Units                                                                                                 786,288
Fractional Undivided Interest in Portfolio per Unit                                                           1/786,288
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                                                  $    9,367,662.03
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $        11.91380
      Sales charge 3.00% (3.093% of Aggregate Value of Securities excluding principal cash)
         per Unit (3)                                                                                 $         0.36850
      Public Offering Price per Unit (2)(3)                                                           $        12.28230
Redemption Price per Unit                                                                             $        11.91380
Secondary Market Repurchase Price per Unit                                                            $        11.91380
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $         0.36850

Evaluation Time                                     Close of the New York Stock Exchange
Initial Date of Deposit                             October 10, 2002
Mandatory Termination Date                          February 15, 2013

Minimum Termination Value                           The Portfolio may be terminated
                                                    if the net asset value of
                                                    such Portfolio is less than
                                                    $500,000 unless the net
                                                    asset value of such
                                                    Portfolio deposits has
                                                    exceeded $15,000,000, then
                                                    the Trust Agreement may be
                                                    terminated if the net asset
                                                    value of such Portfolio is
                                                    less than $3,000,000.

Sponsor's Annual Bookkeeping
   and Administration  Services Fee                 $0.0015 per Unit
Trustee's Annual fee                                $0.0095 per Unit
Estimated underlying mutual fund expenses
   per Unit (4)                                     $0.03390
Estimated Annual Expenses per Unit                  $0.02020

Record Dates                                        TENTH day of January.
Distribution Dates                                  TWENTY-FIFTH day of January.

--------------------------------------------------------------------------------

(1) Each mutual fund share is valued at the most recent net asset value per share and each U.S Treasury security is valued at the offering side evaluation as of the close of the New York Stock Exchange .

(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3) On each October 10th the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%. (4) Estimated underlying mutual fund expenses are based on the net asset value of the number of fund shares held by the Trust per Unit multiplied by the funds' annual operating expenses for the most recent fiscal year. The Sponsor and/or its affiliates will rebate to the Trust any 12b-1 fees or other distribution-related fees it receives from the funds. As a result, the estimated underlying mutual fund expenses reflect the rebate of these fees. The Trust will not pay a sales load on the purchase of mutual fund shares because the shares are either no-load or the Trust qualifies for a sales load waiver.

                      PRINCIPAL PROTECTION TRUST, SERIES 1

                            PER UNIT INFORMATION (2)
                                                                                                            2003 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $        9.09
                                                                                                         =============
Net asset value per Unit at end of period..............................................................  $        9.92
                                                                                                         =============
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $        0.02
                                                                                                         =============
Distributions to Unitholders from Equity Security sales proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         =============
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period)......................................................................................  $        0.55
                                                                                                         =============
Units outstanding at end of period.....................................................................      2,067,648

--------------------------------------------------------------------------------

(1)  For the period from October 10, 2002 (Initial Date of Deposit) through
     September 30, 2003.

(2)  For the years ended 2004, 2005, and 2006, see financial highlights.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen Focus Portfolios, Series 366 (Principal Protection Trust, Series 1):
   We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio schedule of Principal Protection Trust, Series 1 (incuded in Van Kampen Focus Portfolios, Series 366) as of September 30, 2006 and the related statements of operations and changes in net assets for each of the three years ended September 30, 2006. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.
   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of obligations owned September 30, 2006 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Protection Trust, Series 1 (incuded in Van Kampen Focus Portfolios, Series 366) as of September 30, 2006 and the results of operations and changes in net assets for each of the three years ended September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   November 17, 2006

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 366
                             Statement of Condition
                               September 30, 2006
                                                                                                            Principal
                                                                                                           Protection
                                                                                                              Trust
                                                                                                         ---------------
   Trust property
      Cash                                                                                               $            --
      Securities at market value, (cost $8,586,430) (note 1)                                                   9,544,315
      Accumulated dividends                                                                                           --
                                                                                                         ---------------
                                                                                                         $     9,544,315
                                                                                                         ===============
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                     $        40,098
      Redemptions payable                                                                                         14,542
      Interest to Unitholders                                                                                  9,489,675
                                                                                                         ---------------
                                                                                                         $     9,544,315
                                                                                                         ===============

                             Analysis of Net Assets

   Interest of Unitholders (807,692 Units of fractional undivided interest outstanding)
      Cost to original investors of 2,789,603 Units (note 1)                                             $    27,908,485
        Less initial underwriting commission (note 3)                                                          1,391,066
                                                                                                         ---------------
                                                                                                              26,517,419
        Less redemption of 1,981,911 Units                                                                    20,660,525
                                                                                                         ---------------
                                                                                                               5,856,894
      Undistributed net investment income
        Net investment income                                                                                  2,030,059
        Less distributions to Unitholders                                                                        215,322
                                                                                                         ---------------
                                                                                                               1,814,737
      Realized gain (loss) on Security sale                                                                    2,073,011
      Unrealized appreciation (depreciation) of Securities (note 2)                                              957,885
      Distributions to Unitholders of Security sale proceeds                                                    (283,360)
      Deferred sales charge                                                                                     (929,492)
                                                                                                         ---------------
          Net asset value to Unitholders                                                                 $     9,489,675
                                                                                                         ===============
   Net asset value per Unit (807,692 Units outstanding)                                                  $         11.75
                                                                                                         ===============


   The accompanying notes are an integral part of these financial statements.

                      PRINCIPAL PROTECTION TRUST, SERIES 1
                            Statements of Operations
                            Years ended September 30,
                                                                                   2004          2005           2006
                                                                               ------------   ------------   ------------
   Investment income
      Interest income......................................................    $   545,683    $   408,963    $   447,856
      Dividend income......................................................         49,701         73,827         47,607
      Reimbursement from Sponsor...........................................              --         20,689          4,595
                                                                               ------------   ------------   ------------
                                                                                   595,384        503,479        500,058
      Expenses
         Trustee fees and expenses.........................................         24,965         18,761         13,686
         Bookkeeping and administrative fees...............................          3,312          2,439          1,856
         Organizational fees...............................................          4,978             --              7
         Supervisory fees..................................................             --             --             --
                                                                               ------------   ------------   ------------
            Total expenses.................................................         33,255         21,200         15,549
                                                                               ------------   ------------   ------------
         Net investment income.............................................        562,129        482,279        484,509
   Realized gain (loss) from Security sale
      Proceeds.............................................................      5,703,052      4,453,132      3,903,588
      Cost.................................................................      5,235,344      3,889,763      3,292,441
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        467,708        563,369        611,147
   Net change in unrealized appreciation (depreciation) of Securities......        426,621         (9,161)      (586,711)
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS......................................    $ 1,456,458    $ 1,036,487    $   508,945
                                                                               ============   ============   ============

                       Statements of Changes in Net Assets
                            Years ended September 30,

                                                                                   2004          2005           2006
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $   562,129    $   482,279    $   484,509
      Realized gain (loss) on Securities...................................        467,708        563,369        611,147
      Net change in unrealized appreciation (depreciation) of Securities...        426,621         (9,161)      (586,711)
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...      1,456,458      1,036,487        508,945
   Distributions to Unitholders from:
      Net investment income................................................        (43,896)       (64,747)       (48,959)
      Security sale proceeds...............................................             --        (54,925)      (228,435)
      Redemption of Units..................................................     (5,946,572)    (4,383,245)    (3,254,759)
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................     (4,534,010)    (3,466,430)    (3,023,208)
   Net asset value to Unitholders
      Beginning of period..................................................     20,513,323     15,979,313     12,512,883
      Additional Securities purchased from the proceeds of Unit sales......             --             --             --
                                                                               ------------   ------------   ------------
      End of period (including undistributed net investment income of
         $961,655, $1,379,187 and $1,814,737, respectively)................    $15,979,313    $12,512,883    $ 9,489,675
                                                                               ============   ============   ============


   The accompanying notes are an integral part of these financial statements.

PRINCIPAL PROTECTION TRUST, SERIES 1                                       PORTFOLIO SCHEDULE AS OF SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER*                                                          PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         44,260   Morgan Stanley American Opportunites Equity D shares                  $  26.8500      $    1,188,381
----------------------------------------------------------------------------------------------------------------------
         50,776   Morgan Stanley Internatinal Value Equity D shares                         14.1900            720,511
----------------------------------------------------------------------------------------------------------------------
         82,033   Van Kampen Comstock Fund A shares                                         18.6900          1,533,197
---------------                                                                                         --------------
        177,069                                                                                         $    3,442,089
===============                                                                                         ==============
       MATURITY
          VALUE   NAME OF ISSUER  AND TITLE OF SECURITY
----------------------------------------------------------------------------------------------------------------------
$     8,149,000   "Zero coupon" U.S. Treasury bonds maturing February 15, 2013             $74.8831     $    6,102,226
===============                                                                                         --------------
                                                                                                        $    9,544,315
                                                                                                        ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

* The Sponsor reimburses the Trust for 12b-1 fees paid to the Sponsor or its affiliates related to investments in affiliated mutual funds. Such reimbursements are reported in the statements of operations as reimbursements from the Sponsor.

                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 366
                          Notes to Financial Statements
                        September 30, 2004, 2005 and 2006
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Portfolio on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Portfolio or monies in the process of being collected, (2) the Securities in the Portfolio based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Portfolio, if any.

   Federal Income Taxes - Unitholders are considered to be the owner of a pro rata portion of the related Portfolio and, accordingly, no provisions have been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis. Since the date of deposit, undistributed net investment income includes $1,635,813 of accreted interest.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at September 30, 2006 is as follows:

   Unrealized Appreciation       $     1,095,682
   Unrealized Depreciation              (137,797)
                                 ---------------
                                 $       957,885
                                 ===============

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Portfolio valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.95% of the public offering price which is equivalent to 5.208% of the aggregate underlying value of the Securities and the maximum deferred sales charge of ($0.335 per Unit). These investors paid a deferred sales charge of $0.335 per Unit and a creation and development fee of $0.060 per Unit. On each October 10, commencing October 10, 2003, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%.

   Compensation of Sponsor - The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Portfolio. This fee may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During each of the three years ended September 30, 2006, 580,202 Units, 394,216 Units and 285,538 Units, respectively, were presented for redemption.

NOTE 5 - FINANCIAL HIGHLIGHTS

Principal Protection Trust, Series 1
                                                                                2004           2005           2006
                                                                             ------------  ------------   ------------
Per Share Operating Performance:
   Net asset value, beginning of period....                                 $       9.92  $       10.74  $       11.45
                                                                             ------------  ------------   ------------
   Income from investment operations:
      Net investment income................                                         0.32           0.38           0.52
      Net realized and unrealized gain (loss)
      on investment transactions (a).......                                         0.52           0.42           0.07
                                                                             ------------  ------------   ------------
   Total from investment operations........                                         0.84           0.80           0.59
                                                                             ------------  ------------   ------------
Distributions to Unitholders from:
   Net investment income...................                                        (0.02)        (0.05)         (0.05)
   Security sale and redemption proceeds...                                         0.00         (0.04)         (0.24)
                                                                             ------------  ------------   ------------
   Total distributions to Unitholders......                                        (0.02)        (0.09)         (0.29)
                                                                             ------------  ------------   ------------
   Net asset value, end of period..........                                 $      10.74  $       11.45  $       11.75
                                                                             ============  ============   ============
Total Return:..............................                                         8.55%          7.36%          4.96%
Ratios as a Percentage of Average Net Assets:
   Expenses................................                                         0.18%          0.00%          0.15%
   Net investment income...................                                         3.09%          3.40%          4.67%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.






                      Principal Protection Trust, Series 1

--------------------------------------------------------------------------------

   Van Kampen Focus Portfolios, Series 366 includes the unit investment trust described above (the "Portfolio"). The Portfolio seeks to protect invested principal and to provide capital appreciation through an investment in a portfolio of zero-coupon U.S. Treasury securities and mutual funds. Of course, we cannot guarantee that the Portfolio will achieve its objective.

                               Prospectus Part Two



                       This prospectus contains two parts.

                 No one may use this Prospectus Part Two unless
                      accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments




THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, and The Bank of New York, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of mutual fund shares and U.S. Treasury securities. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of mutual fund shares and U.S. Treasury securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each mutual fund and principal amount of U.S. Treasury securities in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of the Portfolio initially offered represents an undivided interest in the Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Portfolio seeks to protect invested principal by investing in U.S. Treasury securities while also seeking capital appreciation through an investment in mutual funds. The Portfolio is structured to seek to provide protection of a minimum principal value of $10 per Unit by investing in U.S. Treasury securities if you hold your Units until the maturity of the U.S. Treasury securities. In order to benefit from the $10 per Unit principal protection feature, you must hold your Units for the full ten-year term of the Portfolio when the U.S. Treasury securities mature. The mutual funds are Van Kampen and Morgan Stanley open-end management investment companies. These funds are distributed by the Sponsor and/or its affiliates and are managed by affiliates of the Sponsor.

   By investing a portion of the portfolio in U.S. Treasury securities, the Portfolio seeks to protect invested principal. We structured the portfolio so that you should receive at least $10 per Unit if you hold your Units until the maturity of the Treasury securities. This feature provides you with total principal protection if you purchase Units for $10 or less (including any sales charge).

   The U.S. Treasury securities held by the Portfolio are Treasury STRIPS. The Treasury STRIPS program was introduced in February 1985. STRIPS is the acronym for Separate Trading of Registered Interest and Principal of Securities. STRIPS are obligations of the U.S. Treasury and are backed by the full faith and credit of the United States. This guarantee does not apply to the market value of the STRIPS and does not apply to the Units of the Portfolio. The Treasury securities do not pay interest while they are outstanding. However, you will be subject to tax with respect to amortization of original issue discount on the Treasury securities as if a distribution had occurred. You should read the "Taxation" section for more information.

   As with any investment, we cannot guarantee that the Portfolio will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest. A brief description of each of the mutual funds in the Portfolio appears below.

   Morgan Stanley American Opportunities Fund seeks long-term capital growth consistent with an effort to reduce volatility. The fund will normally invest at least 65% of its assets in a diversified portfolio of common stocks (including depositary receipts). At least 80% of the fund's assets will be invested in securities issued by companies traded on a U.S. securities exchange or issued by the U.S. Government, its agencies or instrumentalities.

   Morgan Stanley International Value Equity Fund seeks long-term capital appreciation. The fund will normally invest at least 80% of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The fund invests in at least three different countries located outside of the U.S. A company will be considered located outside of the U.S. if it (a) is not organized under the laws of the U.S., (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50% of its revenues from goods produced or sold, investments made, or services performed in the U.S., or (d) does not maintain at least 50% of its assets in the U.S.

   Van Kampen Comstock Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

   You may obtain a prospectus for the Morgan Stanley funds by contacting your Morgan Stanley Financial Advisor or by downloading one on the Internet at http://www.morganstanley.com/funds. If you are new to the Morgan Stanley family of funds and would like to contact a Financial Advisor, you may call toll-free 1-866-MORGAN8 (667-4268) for the telephone number of the Morgan Stanley office nearest you.

   You may obtain a prospectus for the Van Kampen Comstock Fund by contacting your Financial Advisor, by downloading one on the Internet at http://www.vankampen.com, or by calling 1-800-847-2424.

   Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio as of the Selection Time. Subsequent to this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, the Security will not as a result thereof be removed from the Portfolio.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period. The Information Supplement, which is available on request, contains a more detailed discussion of risks related to your investment.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though the Supervisor supervises your portfolio, you should remember that we do not manage your portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Dividend Payment Risk. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time. These issues apply to the mutual fund shares held by the Portfolio as well as the securities indirectly held by the Portfolio through the mutual funds.

   Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.

   Interest Rate Risk. Interest rate risk is the risk that the Treasury securities included in the Portfolio will decline in value because of a rise in interest rates. Generally, bonds will increase in value when interest rates decline and decrease in value when interest rates rise. Typically, bonds with longer periods before maturity are more sensitive to interest rate changes.

   Treasury Securities. The U.S. Treasury securities in Portfolio are zero-coupon U.S. Treasury securities. These are bonds that have been stripped of their unmatured interest coupons. These bonds represent the right to receive a fixed payment from the U.S. government at the bond's maturity date. These securities are backed by the full faith and credit of the U.S. government. This guarantee does not apply to the market value of the Treasury securities or Units of the Portfolio. The U.S. government issues these Treasury securities at a deep discount to par value because the securities do not make periodic interest payments. In effect, these securities implicitly reinvest earnings during their life at a fixed yield. This eliminates the ability to reinvest earnings at higher rates in the future, if available. The value of the Treasury securities may also fluctuate to a greater extent than securities that make regular interest payments. In addition, you will be required to include original issue discount relating to the Treasury securities in income every year as it accrues, even prior to receiving any cash distributions.

   Because the Treasury securities pay no interest until their maturity, shares of the mutual funds in the Portfolio will generally have to be sold to pay trust expenses or meet redemption requests. As the Treasury securities are included in the Portfolio to help meet the Portfolio's goal of providing $10 per Unit at the Portfolio's termination, they will not be sold to pay expenses of the Portfolio or to meet redemption requests unless their sale will not reduce the termination value below $10 per Unit. The sale of a portion of the mutual fund shares in these situations will reduce the capital appreciation potential of the Portfolio. If you redeem Units prior to the maturity of the Treasury securities, you may receive less than $10 per Unit because the principal value of the Treasury securities is payable only upon maturity and market values will fluctuate prior to maturity.

   Foreign Issuer Risk. Some or all of the underlying securities held by certain of the open-end funds in the Portfolio are issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in open-end funds that invest solely in domestic securities. Risks of foreign securities include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   General. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. Beginning on October 10, 2003, the secondary market sales charge will be 4.50% and will reduce by 0.5% on each subsequent October 10 to a minimum of 3.00%. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased. The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and, when permitted, dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   Distribution Reinvestments. We do not charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The aggregate underlying value of the Securities is determined on each business day by the Trustee in the following manner: The value of mutual fund shares is generally based on the net asset value per share determined by the issuer of such shares as of the Evaluation Time. The value of U.S. Treasury securities is generally based on the bid side evaluation as of the Evaluation Time. If bid prices are unavailable, then the evaluations will be based on (1) bid prices for comparable securities, (2) by determining the value of the securities on the bid side of the market or (3) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the applicable sales charge.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling dealer or agent as indicated. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor and its affiliates act as principal underwriter and/or investment adviser to the Portfolio's underlying mutual funds and will receive compensation in these capacities, except to the extent distribution-related fees are rebated to the Portfolio as described herein. See "Portfolio Administration -- Morgan Stanley Funds" and "Portfolio Administration -- Van Kampen Fund." The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   Distributions. Dividends and any net proceeds from the sale of Securities received by the Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Essential Information" in Prospectus Part I. Unitholders will also receive a final distribution of dividends when the Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders will receive distributions in cash.

   Dividends received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, capital gain dividends, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Essential Information" in Prospectus Part One. The estimate of the income the Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time. Securities may also be sold to pay regular fees and expenses during the Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in the Portfolio's fees and expenses, in actual income received by the Portfolio, currency fluctuations and with changes in a Trust such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by the Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption.

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. For these purposes, the Trustee may determine the value of the Securities in the following manner: The value of mutual fund shares is generally based on the net asset value per share determined by the issuer of such shares as of the Evaluation Time. The value of U.S. Treasury securities is generally based on the bid side evaluation as of the Evaluation Time. If bid prices are unavailable, then the evaluations will be based on (1) bid prices for comparable securities, (2) by determining the value of the securities on the bid side of the market or (3) by any combination of the above.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by the Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
--------------------------------------------------------------------------------

   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Trust Agreement requires the Trustee to vote all shares of the mutual funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such fund shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells mutual fund shares to redeem Units or to pay Trust expenses or deferred sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In addition, the Trustee may not sell U.S. Treasury securities if the sale would decrease the maturity value of the Treasury securities below $10 per Unit. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. The Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. The Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with the Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $111 billion under management or supervision as of September 30, 2006. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of October 31, 2006, the total stockholders' equity of Van Kampen Funds Inc. was $289,633,091 (unaudited).

   Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217,
(800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   Morgan Stanley Funds. Each Morgan Stanley fund in the Portfolio has retained Morgan Stanley Investment Advisors Inc. as its investment manager to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The investment manager is an affiliate of the Sponsor and is a wholly-owned subsidiary of Morgan Stanley. Its address is 1221 Avenue of the Americas, New York, NY 10020. Each Morgan Stanley fund pays the investment manager a monthly management fee as full compensation for the services and facilities furnished to the fund, and for fund expenses assumed by the investment manager. The fee is based on the fund's average daily net assets. Unitholders will indirectly bear this expense through an investment in the Portfolio. Morgan Stanley Distributors Inc., an affiliate of the Sponsor, serves as the distributor of the Morgan Stanley funds.

   Van Kampen Fund. Van Kampen Asset Management is the investment adviser for the Van Kampen Comstock Fund. The investment adviser is an affiliate of the Sponsor and a wholly owned subsidiary of Van Kampen Investments Inc. The Sponsor is also the distributor and sponsor of the Van Kampen Comstock Fund. Unitholders will indirectly bear the cost of any fees paid to the investment adviser of the Van Kampen fund through an investment in the Portfolio.

   The fund retains the investment adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the adviser and the fund, the fund pays the adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the fund. The fund also retains the adviser to provide administrative services for the fund's day-to-day operations. Under an administration agreement between the adviser and the fund, the fund pays a monthly administration fee computed based upon an annual rate applied to the average daily net assets of the fund. The adviser furnishes offices, necessary facilities and equipment and provides administrative services to the fund. The fund pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of directors of the fund (other than those who are affiliated persons of the adviser, distributor or Van Kampen Investments Inc.) and all other ordinary business expenses not specifically assumed by the adviser. The adviser may utilize, at its own expense, credit analysis, research and trading support services provided by its affiliates, including Van Kampen Asset Management, the Supervisor of the Portfolio.

TAXATION
--------------------------------------------------------------------------------

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor. Assets of the Trust. Each Trust is expected to hold one or more of the following: (i) shares (the "RIC Shares") in funds qualifying as regulated investment companies ("RICs") that are treated as interests in regulated investment companies for federal income tax purposes, and
(ii) zero coupon U.S. Treasury bonds (the "Debt Obligations").

   It is possible that the Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

   Trust Status. If the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, accruals of original issue discount and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporationaccumulated earnings and profits, or in the case of accruals of original issue discount with regard to the Debt Obligations, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Some dividends on the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Trust holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the RIC during the following January.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received by the Trust, because the dividends received deduction is generally not available for dividends from RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

   Original Issue Discount. The Treasury Obligations will generally be treated as having original issue discount. This original issue discount is generally equal to the difference between the amount payable on the due date and your purchase price allocable to the Treasury Obligations. Original issue discount accrues on a daily basis and is generally treated as interest income for federal income tax purposes as it accrues. Your basis of each Treasury Obligation must be increased as original issue discount accrues. The rules relating to original issue discount are very complex and special rules apply in numerous circumstances.

   Exchanges. If you elect to have your proceeds from your Trust rolled over into a future series of the Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

   Limitations on the Deductibility of Trust Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Foreign Taxes. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

   Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

   New York Tax Status. Based on the advice of Dorsey & Whitney LLP, special counsel to the Trust for New York tax matters, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will pass through to the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. The fees and expenses are generally paid out of the Income Account, or if insufficient from the Capital Account, of your Portfolio. If Securities are sold to pay these amounts, the sales will result in capital gains or losses to Unitholders. See "Taxation". The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Summary of Essential Financial Information" in Prospectus Part I. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Summary of Essential Financial Information" in Prospectus Part I. These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying mutual funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
--------------------------------------------------------------------------------

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Dorsey & Whitney LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549.



TABLE OF CONTENTS
--------------------------------------------------------------------------------

        Title                                    Page

   The Portfolio...............................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     3
   Public Offering.............................     5
   Retirement Accounts.........................     6
   Rights of Unitholders.......................     7
   Portfolio Administration....................     8
   Taxation....................................    11
   Portfolio Operating Expenses................    13
   Other Matters...............................    14
   Additional Information......................    14




                                                                       EMSPRO366

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                    PART TWO


                      Principal Protection Trust, Series 1



                              Van Kampen Funds Inc.



               Please retain this prospectus for future reference




Van Kampen
Investments





                             Information Supplement

                           Principal Protection Trust

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                        Page

                           Risk Factors                    2
                           Sponsor Information             2
                           Trustee Information             3
                           Portfolio Termination           3





Van Kampen
Investments




RISK FACTORS

     Price Volatility. Because the Portfolio indirectly invests in stocks of U.S. and foreign companies, you should understand the risks of investing in stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in the Portfolio and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of the Portfolio will be positive over any period of time. Because the Portfolio is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because the Portfolio holds a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     Dividends. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

   Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $111 billion under management or supervision as of September 30, 2006. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of October 31, 2006, the total stockholders' equity of Van Kampen Funds Inc. was $289,633,091 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

     The Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                                                       EMSPRO366





                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

          The Consent of Independent Registered Public Accounting Firm

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 366, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Chicago and State of Illinois on the 24th day of January, 2007.

                                         Van Kampen Focus Portfolios, Series 366
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 24, 2007 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P. Kiley                    Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 482 (File No. 333-120865) dated January 27, 2005 and the same hereby is incorporated herein by reference.